Federated Hermes Equity Income Fund, Inc.
Portfolio of Investments
February 29, 2024 (unaudited)
Shares			Value
		COMMON STOCKS—98.8%
		Communication Services—6.4%
78,776	[1]	Alphabet, Inc., Class A	$ 10,907,325
646,417		AT&T, Inc.	10,943,840
80,846		Comcast Corp., Class A	3,464,251
225,000		Deutsche Telekom AG, Class REG	5,348,047
13,050	[1]	Meta Platforms, Inc.	6,396,196
104,444		Walt Disney Co.	11,653,862
		TOTAL	48,713,521
		Consumer Discretionary—5.6%
62,002		Churchill Downs, Inc.	7,556,184
329,503		General Motors Co.	13,503,033
115,823		KB HOME	7,694,122
36,800		Lowe’s Cos., Inc.	8,856,656
45,400		Whirlpool Corp.	4,875,506
		TOTAL	42,485,501
		Consumer Staples—8.9%
59,049		Constellation Brands, Inc., Class A	14,674,857
45,675		Procter & Gamble Co.	7,259,585
72,030		Target Corp.	11,014,828
228,251		The Coca-Cola Co.	13,699,625
352,905		WalMart, Inc.	20,683,762
		TOTAL	67,332,657
		Energy—7.0%
87,165		Chevron Corp.	13,249,952
116,528		ConocoPhillips	13,114,061
162,359		Exxon Mobil Corp.	16,969,763
86,050		Schlumberger Ltd.	4,158,796
38,400		Valero Energy Corp.	5,432,064
		TOTAL	52,924,636
		Financials—23.1%
58,995		Allstate Corp.	9,410,882
72,500		Assurant, Inc.	13,155,125
37,873	[1]	Berkshire Hathaway, Inc., Class B	15,505,206
1,287,250		First Horizon Corp.	18,150,225
131,614		Global Payments, Inc.	17,070,336
65,025		Goldman Sachs Group, Inc.	25,297,976
96,950		Intercontinental Exchange, Inc.	13,419,819
85,841		JPMorgan Chase & Co.	15,971,577
137,150		KKR & Co., Inc., Class COMMON	13,476,359
34,075		S&P Global, Inc.	14,597,049
333,800		Wells Fargo & Co.	18,555,942
		TOTAL	174,610,496
		Health Care—14.9%
94,600		Abbott Laboratories	11,223,344
570,737	[1]	Avantor, Inc.	14,062,960
49,578		Danaher Corp.	12,550,175
10,150		Humana, Inc.	3,555,748
15,962		McKesson Corp.	8,322,746

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
111,242		Medtronic PLC	$ 9,273,133
122,694		Merck & Co., Inc.	15,600,542
210,280		Pfizer, Inc.	5,585,037
91,796	[1]	Tenet Healthcare Corp.	8,537,028
31,278		UnitedHealth Group, Inc.	15,438,821
65,284		Zimmer Biomet Holdings, Inc.	8,118,718
		TOTAL	112,268,252
		Industrials—12.2%
74,850	[1]	Boeing Co.	15,248,442
40,775	[1]	Builders Firstsource, Inc.	7,958,465
131,700		General Electric Co.	20,662,413
153,675		Knight-Swift Transportation Holdings, Inc.	8,658,049
28,225		Parker-Hannifin Corp.	15,113,076
54,325		Regal Rexnord Corp.	9,316,194
50,975	[1]	WESCO International, Inc.	7,620,253
64,275	[1]	XPO, Inc.	7,733,568
		TOTAL	92,310,460
		Information Technology—8.3%
32,600		IBM Corp.	6,031,978
106,475		Intel Corp.	4,583,749
138,100		Micron Technology, Inc.	12,513,241
14,699		Microsoft Corp.	6,080,094
105,575	[1]	Qorvo, Inc.	12,093,616
138,240		TD SYNNEX Corp.	14,363,136
48,425		TE Connectivity Ltd.	6,951,893
		TOTAL	62,617,707
		Materials—4.1%
159,053		Freeport-McMoRan, Inc.	6,013,794
192,225		International Paper Co.	6,797,076
24,469		Linde PLC	10,982,176
27,640		Vulcan Materials Co.	7,348,094
		TOTAL	31,141,140
		Real Estate—3.3%
45,424		American Tower Corp.	9,033,016
5,300		Equinix, Inc.	4,710,746
82,403		ProLogis, Inc.	10,981,848
		TOTAL	24,725,610
		Utilities—5.0%
377,639		CenterPoint Energy, Inc.	10,385,073
561,150		PPL Corp.	14,797,525
187,775		Southern Co.	12,627,869
		TOTAL	37,810,467
		TOTAL COMMON STOCKS (IDENTIFIED COST $616,027,496)	746,940,447
		INVESTMENT COMPANY—0.7%
5,168,915		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 5.38%[2] (IDENTIFIED COST $5,169,622)	$5,169,949
		TOTAL INVESTMENT IN SECURITIES—99.5% (IDENTIFIED COST $621,197,118)	752,110,396
		OTHER ASSETS AND LIABILITIES - NET—0.5%[3]	3,966,149
		TOTAL NET ASSETS—100%	$756,076,545

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended February 29, 2024, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 11/30/2023	$3,286,788
Purchases at Cost	$40,984,802
Proceeds from Sales	$(39,101,880)
Change in Unrealized Appreciation/Depreciation	$(2,298)
Net Realized Gain/(Loss)	$2,537
Value as of 2/29/2024	$5,169,949
Shares Held as of 2/29/2024	5,168,915
Dividend Income	$101,503

1	Non-income-producing security.
2	7-day net yield.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 29, 2024.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of Federated Equity Management Company of Pennsylvania (the “Adviser”), certain factors may be considered, such as the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Directors (the “Directors”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Directors’ oversight and certain reporting and other requirements intended to provide the Directors the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Directors periodically review the fair valuations made by the Valuation Committee. The Directors have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Directors periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
At February 29, 2024, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$710,226,402	$—	$—	$710,226,402
International	31,365,998	5,348,047	—	36,714,045
Investment Company	5,169,949	—	—	5,169,949
TOTAL SECURITIES	$746,762,349	$5,348,047	$—	$752,110,396